Investments - Company's Combined Proportionate Share of Major Components of Financial Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Current assets	$ 13,118	$ 14,037
Current liabilities	12,097	13,234
Net income	1,096	1,286
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,543	2,516
Non-current assets	1,561	1,884
Current liabilities	1,870	1,702
Long-term liabilities	682	876
Sales	5,300	5,008
Cost of goods sold & expenses	5,184	4,863
Net income	$ 116	$ 145